Convertible notes	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible notes [Text Block]
12. Convertible notes

On May 9, 2008, China Cablecom Holdings, Ltd. issued convertible notes with a principal (“face”) value of $43,175,000, along with 1,524,994 shares of ordinary shares (labeled “incentive shares” in the agreement) to several investors. The gross proceeds of this transaction were $30,000,000 (“purchase price”), consisting of $25,793,283 cash and $4,206,717 from the cancellation of the principal amount and accrued interest of promissory notes issued by China Cablecom Ltd. in September 2007.

Interest on the convertible notes is due at maturity at 9.99% per annum. The interest through maturity has been prepaid and is equal to the difference between the face value of the convertible notes and the gross proceeds. In substance, the note is a zero coupon note (except for the shares to be issued as described in the next paragraph) with a maturity value of $43,175,000 issued for $30,000,000 with a $13,175,000 discount. The convertible notes mature on May 9, 2011 at which point the face value of the notes are due. The notes are convertible, at the holders’ option, into the Company’s ordinary shares, which have a par value of $0.0005 per share, at a per share conversion price of $9.5.

If there is a principal amount outstanding on the tenth business day following the first anniversary of the closing date of the convertible notes, the Company will issue to the holders of the convertible notes additional incentive shares of up to 124,994 shares, in proportion to the initial principal amount. An additional pro-rata portion of up to 299,997 incentive shares will be issued by the Company to the holders if a principal amount remains outstanding on the tenth business day following the second anniversary of the closing date.

Through May 9, 2009, the Company has the right, subject to certain conditions, to redeem the convertible notes for 78.75% of the outstanding principal amount being redeemed. After May 9, 2009, the Company can redeem the convertible notes for 100% of the purchase price being redeemed and imputed interest on the purchase price being redeemed.

In total, $9,683,712 of the $30,000,000 gross proceeds was allocated to the incentive shares and added to the discount on the convertible notes that had been created by the prepaid interest, resulting in $20,316,288 as the net balance originally recorded for the convertible notes.

The convertible feature creates an intrinsic value as a result of the fair value of the ordinary shares from the assumed conversion of the notes being greater than the allocated value of the convertible notes as of the issuance date.  Such feature is normally characterized as a “beneficial conversion feature” (“BCF”). Pursuant to Emerging Issues Task Force (“EITF”) Issue No. 98-5, “Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratio” and EITF No. 00-27, “Application of EITF Issue No. 98-5 to Certain Convertible Instruments”, the intrinsic value of the embedded BCF of $8,542,791 is recorded as additional debt discount from the face amount of the convertible notes on May 9, 2008, increasing the total discount on the debt to $31,401,503 for a net $11,773,497 payable recorded for the convertible notes. In the period May 9, 2008 to December 31, 2008, $4,910,547 of the discount was amortized to interest expense on the effective interest method, resulting in a remaining discount of $26,490,956 and net convertible notes principal of $16,684,044. The amortization is calculated on the assumption that the additional shares will be issued at the May 9, 2008 per share value. Amortization will be adjusted prospectively if the actual values on the issuance dates differ from the May 9, 2008 per share value and the actual number of shares issue is different.

As part of the transaction, cash of 7% of the cash portion of the purchase price was paid as broker’s fee and $150,000 paid as due diligence fee. In addition, on the first and second anniversaries of the closing date, up to $150,000 and $200,000 will be paid as an additional due diligence fee and will be recorded as deferred financing cost when the fee is due. The amount of the due diligence fee payable in connection with the first and second anniversaries of the closing date, will be paid in the same proportion as the amount of principal amount outstanding on each such anniversary date compared to the original principal amount.

Issuance costs totalled $1,868,960, of which $603,282 was allocated to the incentive shares and recorded as a reduction of paid-in capital. $1,265,678 was recorded as deferred financing costs and is being amortized over the three-year term of the convertible notes using the effective interest method. The amortization is calculated on the assumption that the additional due diligence fees will be paid on the first and second anniversaries. In the period May 9, 2008 to December 31, 2008, amortization expense was $232,663, resulting in unamortized deferred financing costs of $1,033,015 as of December 31, 2008.

Due to the default in payment of both principal and interest of promissory notes in April 2009, the Company negotiated with the convertible note holders and completed the debt restructure in October 2009. The Company also entered into a waiver agreement with the consent from all the convertible note holders. The Company issued $18 million Secured Notes due October 8, 2016 bearing fixed interest rate of 5% per annum along with 50,402,082 shares of Series A Convertible Preferred Shares to the note holders in settlement of approximately $23 million in current debt obligations. Each Series A Convertible Preferred Share may be converted, at the option of the shareholder, into one ordinary share.

The debt restructure reduced the overall principal amount of its long-term debt obligations and eliminated cash interest obligations on the new debt securities issued. Under the debt restructure, the difference between carrying amount of convertible notes and the fair value of the equity instruments issued together with the new Notes issued are accounted for as debt extinguishments resulting in a loss of $34,005,326, which was recognized in the Statement of Operations for the year ended December 31, 2009.

The debt restructure strengthened the Company's balance sheet by reducing the overall principal amount of its long-term debt obligations and eliminating cash interest obligations on the new debt securities issued.